Segment Reporting (Goodwill by Reportable Segment) (Details) - USD ($) $ in Millions	Apr. 30, 2020	Jan. 31, 2020	Jan. 31, 2019
Goodwill [Line Items]
Goodwill	$ 0.0	$ 28.3	$ 43.2
Rocky Mountains
Goodwill [Line Items]
Goodwill	$ 0.0	$ 28.3	$ 13.2